SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2025
SHORT-TERM INVESTMENTS.
SHORT-TERM INVESTMENTS

4. SHORT-TERM INVESTMENTS

	As of December 31,
	2024	2025
	US$	US$
Convertible bond	997	—
Total:	997	—

Short-term investments included convertible bonds with maturities less than 1 year, which were classified as available-for-sales investments and measured at fair value. The Group recognized US$277, US$809, and nil unrealized losses, and nil, US$1,949, and US$1,026 impairment loss from the short-term investments in 2023, 2024 and 2025, respectively. During 2025, The Group fully impaired the remaining investment due to low recoverability.